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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-01835


                            Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer Value Fund
             Schedule of Investments 6/30/2010 (unaudited)

Shares                                                                Value

             COMMON STOCKS - 96.7 %
             Energy - 8.2 %
             Integrated Oil & Gas - 4.1 %
728,100      ConocoPhillips                                        $35,742,429
300,600      Occidental Petroleum Corp. (b)                         23,191,290
355,100      QEP Resources, Inc. *                                   355,100
                                                                   $59,288,819
             Oil & Gas Exploration & Production - 2.8 %
448,200      Devon Energy Corp.                                    $27,304,344
345,600      Southwestern Energy Co. *                              13,353,984
                                                                   $40,658,328
             Oil & Gas Storage & Transportation - 1.3 %
1,647,800    EL Paso Corp.                                         $18,307,058
             Total Energy                                          $118,254,205
             Materials - 2.5 %
             Gold - 1.2 %
287,366      Newmont Mining Corp. (b)                              $17,741,977
             Industrial Gases - 0.0 %
10,000       Air Products & Chemicals, Inc.                        $ 648,100
             Paper Products - 1.3 %
803,800      International Paper Co.                               $18,189,994
             Total Materials                                       $36,580,071
             Capital Goods - 6.1 %
             Aerospace & Defense - 1.2 %
278,100      United Technologies Corp.                             $18,051,471
             Industrial Conglomerates - 4.9 %
210,300      3M Co.                                                $16,611,597
2,983,800    General Electric Co.                                   43,026,396
606,500      Textron, Inc. (b)                                      10,274,110
                                                                   $69,912,103
             Total Capital Goods                                   $87,963,574
             Transportation - 1.6 %
             Railroads - 1.6 %
467,400      CSX Corp.                                             $23,197,062
             Total Transportation                                  $23,197,062
             Consumer Services - 1.8 %
             Hotels, Resorts & Cruise Lines - 0.9 %
446,000      Carnival Corp.                                        $13,487,040
             Restaurants - 0.9 %
508,700      Starbucks Corp. (b)                                   $12,361,410
             Total Consumer Services                               $25,848,450
             Media - 3.0 %
             Broadcasting - 1.1 %
1,219,600    CBS Corp. (Class B) (b)                               $15,769,428
             Cable & Satellite - 1.9 %
1,585,500    Comcast Corp. (b)                                     $27,540,135
             Total Media                                           $43,309,563
             Retailing - 2.0 %
             Computer & Electronics Retail - 0.9 %
382,200      Best Buy Co., Inc.                                    $12,941,292
             Department Stores - 1.1 %
840,900      Macys, Inc.                                           $15,052,110
             Total Retailing                                       $27,993,402
             Food & Drug Retailing - 3.1 %
             Drug Retail - 1.3 %
663,700      CVS/Caremark Corp.                                    $19,459,684
             Hypermarkets & Supercenters - 1.8 %
524,600      Wal-Mart Stores, Inc.                                 $25,217,522
             Total Food & Drug Retailing                           $44,677,206
             Food Beverage & Tobacco - 6.3 %
             Brewers - 1.0 %
293,200      Anheuser-Busch Inbev NV                               $14,267,011
             Packaged Foods & Meats - 3.6 %
610,800      General Mills, Inc.                                   $21,695,616
1,090,500    Kraft Foods, Inc.                                      30,534,000
                                                                   $52,229,616
             Soft Drinks - 1.7 %
635,600      Dr Pepper Snapple Group, Inc.                         $23,765,084
             Total Food Beverage & Tobacco                         $90,261,711
             Household & Personal Products - 4.4 %
             Household Products - 3.8 %
924,700      Procter & Gamble Co. *                                $55,463,506
             Personal Products - 0.6 %
146,300      Estee Lauder Co.                                      $8,153,299
             Total Household & Personal Products                   $63,616,805
             Pharmaceuticals & Biotechnology - 12.8 %
             Biotechnology - 3.6 %
602,100      Amgen, Inc. *                                         $31,670,460
388,800      Genzyme Corp. *                                        19,739,376
                                                                   $51,409,836
             Life Sciences Tools & Services - 1.8 %
544,600      Thermo Fisher Scientific, Inc. *                      $26,712,630
             Pharmaceuticals - 7.4 %
1,411,000    Merck & Co., Inc.                                     $49,342,670
3,942,000    Pfizer, Inc.                                           56,212,920
371,900      Teva Pharmaceutical Industries Ltd.                    19,602,849
                                                                   $125,158,439
             Total Pharmaceuticals & Biotechnology                 $203,280,905
             Banks - 8.0 %
             Diversified Banks - 3.3 %
1,836,000    Wells Fargo  & Co.                                    $47,001,600
             Regional Banks - 4.7 %
2,228,600    KeyCorp                                               $17,137,934
394,200      PNC Bank Corp.                                         22,272,300
583,100      SunTrust Banks, Inc. (b)                               13,586,230
703,200      Zions Bancorporation (b)                               15,168,024
                                                                   $68,164,488
             Total Banks                                           $115,166,088
             Diversified Financials - 12.1 %
             Diversified Finance Services - 7.9 %
3,881,096    Bank of America Corp.                                 $55,771,350
1,578,800    J.P. Morgan Chase & Co.                                57,799,868
                                                                   $113,571,218
             Investment Banking & Brokerage - 4.2 %
934,100      Charles Schwab Corp.                                  $13,245,538
509,947      Lazard Ltd.                                            13,620,684
845,900      Morgan Stanley Co.                                     19,633,339
892,500      TD Ameritrade Holding Corp. * (b)                      13,655,250
                                                                   $60,154,811
             Total Diversified Financials                          $173,726,029
             Insurance - 4.4 %
             Life & Health Insurance - 1.1 %
745,200      Unum Group                                            $16,170,840
             Multi-Line Insurance - 0.9 %
544,500      Hartford Financial Services Group, Inc.               $12,049,785
             Property & Casualty Insurance - 2.4 %
304,100      ACE Ltd.                                              $15,655,068
379,800      Chubb Corp.                                            18,993,798
                                                                   $34,648,866
             Total Insurance                                       $62,869,491
             Software & Services - 1.5 %
             It Consulting & Other Services - 1.5 %
177,800      IBM Corp. *                                           $21,954,744
             Total Software & Services                             $21,954,744
             Technology Hardware & Equipment - 3.6 %
             Computer Hardware - 1.5 %
507,700      Hewlett-Packard Co.                                   $21,973,256
             Computer Storage & Peripherals - 2.1 %
1,174,600    EMC Corp. *                                           $21,495,180
286,000      Western Digital Corp. * (b)                            8,625,760
                                                                   $30,120,940
             Total Technology Hardware & Equipment                 $52,094,196
             Semiconductors - 2.4 %
             Semiconductors - 2.4 %
402,600      Analog Devices, Inc.                                  $11,216,436
1,158,100    Intel Corp.                                            22,525,045
                                                                   $33,741,481
             Total Semiconductors                                  $33,741,481
             Telecommunication Services - 2.9 %
             Integrated Telecommunication Services - 2.9 %
1,462,400    Verizon Communications, Inc.                          $40,976,448
             Total Telecommunication Services                      $40,976,448
             Utilities - 9.9 %
             Electric Utilities - 2.4 %
349,300      DPL, Inc.                                             $8,348,270
795,600      Southern Co.                                           26,477,568
                                                                   $34,825,838
             Gas Utilities - 1.1 %
355,100      Questar Corp.                                         $16,153,499
             Multi-Utilities - 6.4 %
657,000      CMS Energy Corp. (b)                                  $9,631,620
591,400      PG&E Corp.                                             24,306,540
726,000      Public Service Enterprise Group, Inc.                  22,745,580
530,900      Sempra Energy                                          24,840,811
188,400      Wisconsin Energy Corp.                                 9,559,416
                                                                   $91,083,967
             Total Utilities                                       $142,063,304
             TOTAL COMMON STOCKS                                 $1,407,574,735
             (Cost  $155,172,683)
Principal
Amount ($)   TEMPORARY CASH INVESTMENTS - 6.7%                        Value
             Securities Lending Collateral  - 4.8% (c)
             Certificates of Deposit:
2,000,800    Bank of Nova Scotia, 0.47%, 9/7/10                    $2,000,800
2,000,800    Barclays, 0.30%, 7/23/10                               2,000,800
2,200,880    CBA Financial, 0.56%, 1/3/11                           2,200,880
2,000,800    Deutschebank, 0.30%, 7/19/10                           2,000,800
1,200,480    DnB NOR Bank ASA NY, 0.49%, 8/26/10                    1,200,480
2,000,803    Rabobank Nederland NY, 0.23%, 7/6/10                   2,000,803
2,000,800    Royal Bank of Canada, 0.26%, 1/21/11                   2,000,800
2,000,800    Svenska NY, 0.265%, 7/19/10                            2,000,800
                                                                   $15,406,163
             Commercial Paper:
1,200,480    American Honda Finance, 0.38%, 5/4/11                 $1,200,480
800,320      American Honda Finance, 0.38%, 4/15/11                  800,320
264,698      Caterpillar Financial Services, 0.47%, 8/20/10          264,698
2,001,173    Federal Home Loan Bank, 0.31%,  6/1/11                 2,001,173
800,208      NABPP, 0.28%, 7/19/10                                   800,208
999,956      PARFIN, 0.39%, 8/11/10                                  999,956
2,000,722    SOCNAM, 0.28%, 7/6/10                                  2,000,722
1,599,556    CHARF, 0.46%, 8/23/10                                  1,599,556
1,199,550    CLIPPR, 0.45%, 9/1/10                                  1,199,550
832,761      FAIRPP, 0.50%, 8/16/10                                  832,761
999,595      FASCO, 0.46%, 9/2/10                                    999,595
919,563      FASCO, 0.45%, 9/9/10                                    919,563
1,400,499    SRCPP, 0.26%, 7/7/10                                   1,400,499
1,403,832    STRAIT, 0.43%, 8/23/10                                 1,403,832
965,248      TBLLC, 0.40%, 8/9/10                                    965,248
2,000,397    Varfun, 0.29%, 7/26/10                                 2,000,397
1,808,950    CME, Inc., 1.00%, 8/6/10                               1,808,950
600,355      GE Capital Corp., 0.64%, 8/20/10                        600,355
216,577      GE Capital Corp., 0.40%, 10/21/10                       216,577
218,072      GE Capital Corp., 0.35%, 10/6/10                        218,072
1,000,297    GE, 0.37%, 1/26/11                                     1,000,297
199,907      GE Capital Corp., 0.33%, 6/6/11                         199,907
223,096      John Deere Capital Corp., 0.32%, 7/16/10                223,096
1,691,964    JPMorgan Chase & Co., 0.57%, 9/24/10                   1,691,964
2,268,340    Santander, 0.30%, 7/23/10                              2,268,340
2,000,800    Toyota Motor Credit Corp., 0.35%, 1/10/11              2,000,800
1,200,551    Wachovia, 0.64%, 3/22/11                               1,200,551
560,284      Wal-Mart Stores, Inc., 0.22%, 7/1/10                    560,284
800,185      WFC, 0.60%, 12/2/10                                     800,185
2,000,800    WSTPAC, 0.39%, 11/5/10                                 2,000,800
                                                                   $34,178,736
             Tri-party Repurchase Agreements:
2,510,204    Barclays, 0.1%, 7/1/10                                $2,510,204
5,002,000    Deutsche Bank, 0.3%, 7/1/10                            5,002,000
6,002,400    RBS Securities, Inc., 0.5%, 7/1/10                     6,002,400
                                                                   $13,514,604
Shares       Money Market Mutual Funds:
3,001,200    Blackrock Liquidity Temp Cash Fund                    $3,001,200
3,001,197    Dreyfus Preferred Money Market Fund                    3,001,197
                                                                   $6,002,397
             Total Securities Lending Collateral                   $69,101,900
             Repurchase Agreement - 1.9 %
26,775,000  Barclays Plc, 0.23%, dated 6/30/10, repurchase price of $26,775,000 plus accrued interest on 7/1/10 collateralized by $27,310,520 U.S.
             Treasury Note, 0.75-1.375%, 11/30/11-1/15/13          $26,775,000
             Total Repurchase Agreement                            $26,775,000
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $95,876,900)                                   $95,876,900
             TOTAL INVESTMENT IN SECURITIES - 104.7%
             (Cost  $1,647,602,583) (a)                         $1,503,451,635
             OTHER ASSETS AND LIABILITIES - (4.7)%               $(68,158,947)
             TOTAL NET ASSETS - 100.0%                          $1,435,292,688

*            Non-income producing security.

(a)        At June 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $1,649,742,694 was as follows

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost            $197,958,470

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value            (344,249,529)

             Net unrealized loss                                 $(146,291,059)

(b)          At June 30, 2010, the following securities were out on loan:

Shares                              Security                          Value
221,600      CBS Corp. (Class B)                                   $2,865,288
640,500      CMS Energy Corp.                                       9,383,325
7,100        Comcast Corp.                                           123,327
4,200        Newmont Mining Corp.                                    259,308
10,700       Occidental Petroleum Corp.                              825,505
2,400        Starbucks Corp.                                         58,320
80,500       SunTrust Banks, Inc.                                   1,875,650
448,900      TD Ameritrade Holding Corp. *                          6,868,170
575,600      Textron, Inc.                                          9,767,932
135,000      Western Digital Corp. *                                4,071,600
605,300      Zions Bancorporation                                   13,056,321
             Total                                                 $49,154,746

(c)          Securities lending collateral is managed by Credit
             Suisse AG, New York Branch.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest
                 priority is given to Level 3.
             Level 1 - quoted prices in active markets for identical
                securities
             Level 2 - other significant observable inputs (including
                 quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the
                 Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund's assets:

                                 Level 1    Level 2   Level 3  Total
Common stocks              $1,407,574,735     $0        $0  $1,407,574,735
Temporary cash investments         0       89,874,503    0      89,874,503
Money market mutual funds       6,002,397      0         0       6,002,397
Total                      $1,413,577,132 $89,874,503   $0  $1,503,451,635


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 27, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.